UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
           --------------------------------------------------

Form 13F File Number:  028-13625
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cato Brahde
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/  Cato Brahde          Isle of Man         November 12, 2010
       -------------------  ----------------------  --------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             32
                                               -------------

Form 13F Information Table Value Total:           $486,064
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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

  COLUMN 1                   COLUMN 2           COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTNG AUTHORITY
NAME OF ISSUER              TITLE OF CLASS        CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGER  SOLE   SHARED  NONE

AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102  10,489     630,350    SH           SOLE             630,350
CAMERON INTERNATIONAL CORP     COM              13342B105  27,348     636,600    SH           SOLE             636,600
CARNIVAL CORP                  PAIRED CTF       143658300  75,711   1,982,996    SH           SOLE           1,982,996
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109   5,103     208,700    SH           SOLE             208,700
CONSOL ENERGY INC              COM              20854P109   6,024     163,000    SH           SOLE             163,000
CORE LABORATORIES N V          COM              N22717107  14,896     169,200    SH           SOLE             169,200
CRUDE CARRIERS CORPORATION     COM              Y1820X106   6,921     384,500    SH           SOLE             384,500
DIANA SHIPPING INC             COM              Y2066G104  36,309   2,858,968    SH           SOLE           2,858,968
DRYSHIPS INC                   SHS              Y2109Q101   5,309   1,103,700    SH           SOLE           1,103,700
ENSCO PLC                      SPONSORED ADR    29358Q109  23,747     530,906    SH           SOLE             530,906
GULFMARK OFFSHORE INC          CL A NEW         402629208  16,131     525,100    SH           SOLE             525,100
HALLIBURTON CO                 COM              406216101  26,552     802,900    SH           SOLE             802,900
HELMERICH & PAYNE INC          COM              423452101   5,308     131,200    SH           SOLE             131,200
ISHARES INC                    MSCI SINGAPORE   464286673  10,145     767,400    SH           SOLE             767,400
ISHARES TR                     FTSE XNHUA IDX   464287184  11,133     260,000    SH           SOLE             260,000
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107   3,221     345,250    SH           SOLE             345,250
JACOBS ENGR GROUP INC DEL      COM              469814107   6,264     161,850    SH           SOLE             161,850
NABORS INDUSTRIES LTD          SHS              G6359F103  21,878   1,211,400    SH           SOLE           1,211,400
NATIONAL OILWELL VARCO INC     COM              637071101   7,511     168,900    SH           SOLE             168,900
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103  14,019     414,886    SH           SOLE             414,886
PARAGON SHIPPING INC           CL A             69913R309   6,012   1,525,800    SH           SOLE           1,525,800
PATTERSON UTI ENERGY INC       COM              703481101  11,251     658,700    SH           SOLE             658,700
PEABODY ENERGY CORP            COM              704549104  13,943     284,500    SH           SOLE             284,500
PRIDE INTL INC DEL             COM              74153Q102  23,103     785,000    SH           SOLE             785,000
SCHLUMBERGER LTD               COM              806857108  31,877     517,404    SH           SOLE             517,404
SHIP FINANCE INTERNATIONAL L   SHS              G81075106  24,649   1,268,600    SH           SOLE           1,268,600
TESCO CORP                     COM              88157K101   6,958     578,385    SH           SOLE             578,385
TIDEWATER INC                  COM              886423102   5,301     118,300    SH           SOLE             118,300
TRINA SOLAR LIMITED            SPON ADR         89628E104   5,253     174,040    SH           SOLE             174,040
TSAKOS ENERGY NAVIGATION LTD   SHS              G9108L108  12,348     927,031    SH           SOLE             927,031
USEC INC                       COM              90333E108   5,133     989,000    SH           SOLE             989,000
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103   6,217     449,200    SH           SOLE             449,200

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